Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash on hand	$ 76	$ 122
Balances with banks	48,799	63,979
Short-term deposits	429,560	155,689
Total cash and cash equivalents	478,435	219,790	$ 253,918	$ 376,999
Sociedad Minera Cerro Verde S.A.A.
Cash and cash equivalents
Cash equivalents	470,901	494,056
Balances with banks	218,776	15,560
Total cash and cash equivalents	$ 689,677	$ 509,616